Trade receivables and other customer-related balances	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Trade receivables and other customer-related balances	Accounting policies
Customer contracts
Nokia presents its customer contracts in the statement of
financial position as either a contract asset or a contract
liability, depending on the relationship between Nokia’s
performance and the customer’s payment for each
individual contract. On a net basis, a contract asset position represents where Nokia has performed by transferring
goods or services to a customer before the customer has
provided the associated consideration or before payment
is due. Conversely, a contract liability position represents where a customer has paid consideration or payment is due,
but Nokia has not yet transferred goods or services to the
customer. Contract assets presented in the statement of
financial position are current in nature while contract
liabilities can be either current or non-current.
Invoices are generally issued as control transfers and/or as services are rendered. Invoiced receivables represent an
unconditional right to receive the consideration and only
the passage of time is required before the consideration is
received. Invoiced receivables are presented separately
from contract assets as trade receivables in the statement
of financial position. Trade receivables may be converted to customer loan receivables in certain cases where extended
payment terms are requested. From time to time Nokia may
also extend loans to other third parties and these loans are accounted for similarly as customer loan receivables. Nokia
sells trade receivables and customer loan receivables to
various financial institutions primarily without recourse in the normal course of business, in order to manage credit
risk and working capital cycle.
The business model for managing trade receivables and
customer loan receivables is holding receivables to collect
contractual cash flows and selling receivables. Trade
receivables and customer loan receivables are initially
recognized and subsequently remeasured at fair value
using the discounted cash flow method.
The changes in fair value are recognized in the fair value
reserve through other comprehensive income. Interest
calculated using the effective interest method as well as
foreign exchange gains and losses are recognized in financial income and expenses.
Discounts without performance obligations presented on
the statement of financial position in other current liabilities relate to discounts given to customers which will be
executable upon satisfying specific criteria. As these
discounts become executable, they are netted against
related trade receivables or customer loan receivables.
Expected Credit Losses
Loss allowance for expected credit losses (ECL) is recognized on financial assets measured at amortized cost and financial assets measured at fair value through other comprehensive
income, as well as on financial guarantee contracts and loan commitments. Nokia continuously assesses its financial
instruments on a forward-looking basis and accounts
for the changes in ECL on a quarterly basis using the
following method:
■ECL = PD x LGD x EAD
■Probability of Default (PD) is based on the credit rating
profile of the counterparties as well as specific local
circumstances as applicable, unless there are specific
events that would indicate that the credit rating would
not be an appropriate basis for estimating credit risk at
the reporting date.
■For Loss Given Default (LGD), the recovery rate is based
on the type of receivable, specific local circumstances
as applicable and related collateral arrangements,
if any.
■Exposure at Default (EAD) is normally the nominal value
of the receivable.
Nokia applies a simplified approach to recognize a loss
allowance based on lifetime ECL on trade receivables
and contract assets without significant financing
components. Based on quantitative and qualitative
analysis, Nokia has determined that the credit risk
exposure arising from its trade receivables is low risk.
Quantitative analysis focuses on historical loss rates,
historic and projected sales and the corresponding trade
receivables, and overdue trade receivables including
indicators of any deterioration in the recovery
expectation. Qualitative analysis focuses on all relevant
conditions, including customer and country credit rating,
to improve the accuracy of estimating lifetime ECL.
For customer loan receivables, the ECL is calculated
separately for each significant counterparty using the
method described above, including the impact of any
collateral arrangements or other credit enhancements
to LGD. The estimate is based on 12-month ECL unless
there has been a significant increase in credit risk for
the specific counterparty since the initial recognition,
in which case lifetime ECL is estimated. Breaches of
contract, credit rating downgrades and other credit
measures are typical indicators that Nokia takes into
consideration when assessing whether the credit risk on
a financial instrument has increased significantly since
initial recognition. Nokia considers additional indicators
to determine if a financial asset is credit-impaired
including whether the counterparty is in significant
financial difficulties and whether it is becoming probable
that the customer will enter bankruptcy or financial
reorganization. Typically customer loan credit risk is
higher than credit risk of trade receivables and contract
assets on average.
The change in the amount of ECL for trade receivables
and contract assets is recognized in other operating
expenses and for customer loan receivables in financial
expenses. For customer loan receivables, the loss
allowance is recorded as an adjustment in other
comprehensive income instead of adjusting the carrying
amount that has already been recorded at fair value. If
trade receivables and customer loan receivables are sold,
the impact of ECL is reversed and the difference between
the carrying amount derecognized and the consideration
received is recognized in financial expenses.

Customer-related balances
Nokia aims to ensure the highest possible quality in trade receivables and contract assets as well as customer loan receivables.
The Credit Risk Management Standard Operating Procedure, approved by the CFO, lays out the framework for the management of business-related credit risks. The Credit Risk Management Standard Operating Procedure sets out that credit decisions are based on credit evaluation in each business, including credit rating and limits for larger exposures, according to defined principles. Group level limit approvals are required for material credit exposures. Credit risks are monitored in each business and, where appropriate, mitigated on a case-by-case basis with the use of letters of credit, collaterals, sponsor guarantees, credit insurance and sale of selected receivables.

Aging of trade receivables, contract assets, and customer financing-related loan receivables at 31 December
		Past due
EURm	Current	1-30 days	31-180 days	> 180 days	Total
2024
Trade receivables(1)	4 894	163	195	213	5 465
Contract assets	694	—	—	—	694
Customer financing-related loan receivables	70	—	—	—	70
Total gross receivables	5 658	163	195	213	6 229
Expected credit loss allowance	(78)	(9)	(31)	(108)	(226)
Total net receivables	5 580	154	164	105	6 003

2023
Trade receivables(1)	4 404	157	279	430	5 270
Contract assets	1 136	—	—	—	1 136
Customer financing-related loan receivables	207	1	20	88	316
Total gross receivables	5 747	158	299	518	6 722
Expected credit loss allowance(2)	(207)	(8)	(80)	(302)	(597)
Total net receivables	5 540	150	219	216	6 125
(1) Nokia’s payment terms are 89 (104 in 2023) days on average. (2) In 2023, the decrease in the expected credit loss allowance includes EUR 29 million transferred to other provisions.

The reversal of ECL credited to the income statement was EUR 137 million and EUR 16 million in 2024 and 2023 respectively. In 2022, ECL charged to the income statement was EUR 160 million.
At 31 December 2024, the total ECL related to credit-impaired assets amounted to EUR 62 million (EUR 396 million in 2023 and
EUR 379 million in 2022). In 2024, the reduction of ECL related to credit-impaired assets of EUR 334 million includes releases of
EUR 233 million related to assets that were written off during the year and EUR 111 million related to assets for which payments were received.

The contractual amount outstanding on financial assets that were written off in 2024 and are still subject to enforcement activity is EUR 68 million (EUR 0 million in 2023)
Credit risk exposure by customer and country
Credit exposure is measured as the total of trade receivables, contract assets and loans outstanding from customers and committed credits. Trade receivables do not include any major concentrations of credit risk by customer.
Credit risk exposure by customer and country as % of total trade receivables and contract assets as well as loans and loan commitments to customers:

Customer	2024	2023
Customer 1	7.5%	12.2%
Customer 2	4.9%	3.6%
Customer 3	4.7%	3.4%
Total	17.1%	19.2%

Country	2024	2023
Country 1(1)	21.5%	19.0%
Country 2	10.6%	11.7%
Country 3	5.8%	6.1%
Total	37.9%	36.8%
(1) In 2024, Country 1 was the United States (India in 2023).
Contract assets and contract liabilities
Contract asset balances decrease upon reclassification to trade receivables when Nokia’s right to payment becomes unconditional. Contract liability balances decrease when Nokia satisfies the related performance obligations and revenue is recognized. There were no material cumulative adjustments to revenue recognized arising from changes in transaction prices, changes in measures of progress or changes in estimated variable consideration.
During the year, Nokia recognized EUR 1.5 billion (EUR 1.4 billion in 2023) of revenue that was included in the current contract liability balance at the beginning of the period. The amount includes EUR 0.1 billion (EUR 0.2 billion in 2023) related to discontinued operations sold in 2024.